FINANCIAL ASSETS AND FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Other Financial Assets and Liabilities
11(a)    Other financial assets and liabilities

	As of December 31,
	2025	2024
	US$’000	US$’000
Financial assets at fair value through other comprehensive income
Equity instrument (Note 11(d))	4,161	3,069
	4,161	3,069
Financial assets at fair value through profit or loss
Foreign exchange forward contracts (Note 11(c))	61	—
	61	—

Summary of Interest-bearing Loans and Borrowings
The following chart of interest-bearing loans and borrowings includes current and non-current loans, of which the current portion was $41,828 and $24,098 as of December 31, 2025 and 2024, respectively.

	As of December 31,
	2025				2024
	Interest rate	Maturity	Local currency		Interest rate	Maturity	Local currency
	%		‘000	US$’000	%		‘000	US$’000
Interest-bearing loans and borrowings
Bank loans	5.60	Sep. 2027	AUD$4,344	2,904	6.36	Sep. 2027	AUD$4,693	2,918
Bank loans	3.06	Mar. 2026	SGD$5,000	3,890	4.83	May 2025	SGD$6,000	4,416
Bank loans	4.76	Mar. 2027	THB$166,010	5,292	4.76	Mar. 2027	THB$266,010	7,807
Trust receipt	1.75 ~ 3.05	Jun. 2026	THB$948,934	30,252	2.93 ~ 5.93	May 2025	THB$348,923	10,241
Trust receipt	—	—	—	—	4.96 ~5.36	Mar. 2025	SGD$4,875	3,588
Total				42,338				28,970

Disclosure of financial liabilities that are part of supplier finance arrangements
Further information on these arrangements is provided below:

	2025	2024
Range of payment due dates
Liabilities under supplier finance arrangement	L/C at sight	L/C at sight
Comparable trade payables that are not part of the supplier finance arrangement (same line of business)	90-180days	90-180 days

	2025	2024
	US$'000	US$'000
Carrying amount of liabilities under supplier finance arrangement
Liabilities under supplier finance arrangement	30,252	10,241
of which the supplier has received payment from the finance provider	30,252	10,241

Summary of Foreign Currency Forward Contracts Assets and Liabilities

	2025		2024
	Assets	Liabilities	Assets	Liabilities
	US$’000	US$’000	US$’000	US$’000
Foreign currency forward contracts
Fair value	61	—	—	21

Summary of Fair Value
Set out below is a comparison of the carrying amounts and fair value of our Company’s financial instruments that are carried in the financial statements:

	Carrying amount		Fair value
	As of December 31,		As of December 31,
	2025	2024	2025	2024
	US$’000	US$’000	US$’000	US$’000
Financial assets - current
Financial assets at fair value through profit	61	—	61	—
Financial assets at amortized cost
Cash and cash equivalents	33,163	34,035	33,163	34,035
Trade receivables	103,535	102,789	103,535	102,789
Other receivables	936	1,257	936	1,257
Due from related parties	3,905	607	3,905	607
Financial assets - non-current
Financial assets at fair value through other comprehensive income	4,161	3,069	4,161	3,069
Financial assets at amortized cost
Long-term bank deposits*	1,272	1,259	1,272	1,259
Total	147,033	143,016	147,033	143,016

Financial liabilities - current
Liabilities at amortized cost
Interest-bearing loans and borrowings	41,828	24,098	41,828	24,098
Trade and other payables	58,184	57,220	58,184	57,220
Due to related parties	9,590	9,715	9,590	9,715
Accruals	11,079	8,246	11,079	8,246
Financial liabilities - non-current
Liabilities at amortized cost
Interest-bearing loans and borrowings	510	4,872	510	4,872
Total	121,191	104,151	121,191	104,151
*included in other non-current assets

Summary of Description of Significant Unobservable Inputs to Valuation

	Valuation technique	Significant unobservable inputs	Liquidity discount (2025 and 2024)	Sensitivity of the input to fair value
				2025	2024
Financial asset
Unquoted equity instrument	Market Approach Method	Liquidity Discount	30%	5% decrease in the discount would increase in fair value by $261	5% decrease in the discount would increase in fair value by $185

Summary of Description of Significant Unobservable Inputs to Valuation	A reconciliation of the beginning and closing balances is summarized below:

	2025	2024
	US$’000	US$’000
At January 1	3,069	2,902
Acquisitions	—	252
Recognized in other comprehensive income/(loss)	1,014	(67)
Exchange difference on translation	78	(18)
At December 31	4,161	3,069